Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.22
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.22
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	800,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	850,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	0.25
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	400,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.20
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	75,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 21	905,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 22	0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 23	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 24	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 25	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 26	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 27	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 28	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 29	4,319,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 30	0.19
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 31	4,319,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 32	0.19
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 33	$ 1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 34	0.22